Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued liabilities and other current liabilities
Accrued advertising and marketing expense	¥ 610,330,541		¥ 624,684,280
Tax surcharges and other fees	134,174,460		134,003,155
Accrued professional service fees	4,381,461		4,695,155
Accrued convertible redeemable preferred shares issuance cost of a subsidiary	3,135,298		435,000
Refund from depositary bank	2,469,655		2,640,471
Payables to employees related to net proceeds from share options exercised	0		18,439,722
Accrued employee welfare expense	0		1,547,431
Others	8,942,857		2,050,228
Total	763,434,272	$ 117,001,418	788,495,442
Non-current
Non-refundable incentive payment from depositary bank	4,255,931		7,212,463
Total	¥ 767,690,203		¥ 795,707,905